CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Operating activities
Net loss	$ (17,320,779)	$ (23,253,808)
Add (deduct) items not affecting cash
Depreciation and amortization	385,114	416,409
Interest expense	74,300	0
Accretion expense	348,986	460,564
Share-based payments	1,529,979	2,137,050
Loss (gain) in fair value of investments	294,614	(152,880)
Loss in fair value of derivative liabilities and warrant liability	9,045,340	13,401,644
Unrealized foreign exchange (gain)	(494,736)	(865,625)
Unrealized (gain) on change in fair value of digital assets	(644,195)	(831,372)
Realized (gain) on sale of digital assets	(234,852)	(490,137)
(Gain) on settlement of debt	(414,854)	(86,113)
Realized (gain) on sale of investments	(21)	0
Realized loss on sale of finance receivables	5,820	0
Changes in non-cash working capital balances
Finance receivables	0	574,274
Other receivables	(349,398)	296,378
Prepaid expenses and deposits	(20,988)	29,742
Inventory	52,133	39,620
Deferred income	0	(1,000,000)
Trade and other payables	1,488,697	1,392,840
Cash used in operating activities	(6,254,840)	(7,931,414)
Investing activities
Redemption of investments	0	1,183,716
Purchase of investments	(50,855)	(462,325)
Proceeds from sale of investments	12,428	0
Purchases of digital assets	(4,787,299)	(5,131,931)
Proceeds from sale of digital assets	823,011	2,107,421
Cash (used in) investing activities	(4,002,715)	(2,303,119)
Financing activities
Proceeds from issuance of shares, net	10,348,726	0
Proceeds from shares to be issued	0	439
Proceeds from convertible debentures	2,733,109	3,200,677
Proceeds from exercise of warrants	0	43,257
Payment of lease obligation	(64,713)	(64,130)
Exercise of RSUs	(108,579)	0
Proceeds from share options exercised	0	148,086
Repayment of loans from tax rebate refund	0	(788,482)
(Repayment of) proceeds from Bitgo loan	(1,000,000)	2,144,758
Cash provided by financing activities	11,908,543	4,684,605
Net increase (decrease)	1,650,988	(5,549,928)
Cash and cash equivalents, beginning of the period	1,905,357	5,995,872
Cash and cash equivalents, end of the period	3,556,345	445,944
Non-cash transactions
Shares issued for debt	927,479	490,971
Exercise of warrants	$ 0	$ 9,026,594